OTHER LONG-TERM LIABILITIES - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year	€ 969	€ 976	€ 895
Service cost	88	68	67
Interest cost	9	16	14
Net loss or (gain)		2
Actuarial (gain) or loss	45	(93)
Amortization of net prior service cost	1	1	1
Benefit obligations at end of year	1,111	969	976
Unrecognized actuarial (gain) loss	94	48	141
Unrecognized prior service cost	17	18	20
Accrued pension cost	1,000	903	815
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year	1,230	1,311	1,182
Service cost	123	140	131
Interest cost	7	6	6
Amortization of net loss	1	27	26
Actuarial (gain) or loss	(1)	(294)
Benefits paid	(5)	(3)	(94)
Exchange rate impact	(44)	42	(60)
Benefit obligations at end of year	1,310	1,230	1,311
Unrecognized actuarial (gain) loss	130	136	416
Accrued pension cost	€ 1,181	€ 1,093	€ 895